UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Aptus Capital, LLC
Address:              2311 Highland Avenue
                      Suite 340
                      Birmingham, AL  35205


Form 13F File Number: 028-12142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Timothy Calise
Title:                Managing Director
Phone:                205-933-6500

Signature, Place, and Date of Signing:

  Timothy Calise                    Birmingham, AL                08/01/2007
-------------------               ------------------             -----------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $10,844 (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: TIMOTHY CALISE

  COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------

  NAME OF                     TITLE OF        CUSIP      VALUE       AMOUNT AND TYPE     INVESTMENT    OTHER         VOTING
  ISSUER                       CLASS          NUMBER    (x$1,000)      OF SECURITY       DISCRETION   MANAGERS      AUTHORITY
  -------                     -------         ------    --------     ---------------     ----------   --------     -----------

                                                                    SHRS OR
                                                                    PRN       SH/ PUT/
                                                                    AMT       PRN CALL                       Sole    Shared  None
                                                                    ------    --------                      ------   ------  -----
E FUTURE INFORMATION TECH IN   SHS            G29438101      269    16,000    SH         SOLE               16,000
LIONBRIDGE TECHNOLOGIES INC    COM            536252109      177    30,000    SH         SOLE               30,000
MARSH & MCLENNAN COS INC       COM            571748102    5,003   162,000    SH CALL    SOLE                2,000         160,000
MONSTER WORLDWIDE INC          COM            611742107    2,795    68,000    SH         SOLE               68,000
OPENWAVE SYS INC               COM NEW        683718308      100    16,000    SH         SOLE               16,000
PROSHARES TR                   ULTSHR RU20000 74347R834      250     4,000    SH         SOLE                4,000
SIFCO INDS INC                 COM            826546103      281    15,000    SH         SOLE               15,000
ST JOE CO                      COM            790148100    1,969    42,500       CALL    SOLE                               42,500
